BORROWING COSTS (Details) - Interest cost capitalized, property, plant and equipment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Capitalization rate of interest cost capitalized, property, plant and equipment	4.55%	4.87%
Amount of the interest cost capitalized, property, plant and equipment	$ 2,131	$ 248